Long-term financial assets (Tables)	12 Months Ended
Sep. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of long-term financial assets

	As at September 30, 2025	As at September 30, 2024
	$	$
Deferred compensation plan assets (Notes 17 and 32)	125,388	112,270
Long-term investments (Note 32)	27,687	24,209
Long-term receivables	8,509	10,114
Long-term derivative financial instruments (Note 32)	854	2,644
	162,438	149,237